Income Taxes - Reconciliation of Income Taxes by Jurisdiction (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
(Loss) income from continuing operations before income taxes is attributable to the following jurisdictions:
Domestic					$ (8,851,000)	$ (7,550,000)
Foreign					(4,615,000)	1,360,000
Loss from continuing operations before income taxes	$ (2,542,000)	$ (2,426,000)	$ (6,388,000)	$ (8,511,000)	(13,466,000)	(6,190,000)
Current:
Domestic					22,000	27,000
Foreign					515,000	58,000
Total					537,000	85,000
Deferred:
Domestic					0	0
Foreign					(1,000)	268,000
Total					(1,000)	268,000
Income tax expense	$ 197,000	$ (530,000)	$ 52,000	$ (188,000)	$ 536,000	$ 353,000